EMPLOYEE BENEFITS - Schedule of Share Options at the End of the Year (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	134,768	253,731	400,697
Share-based compensation expense	$ 0	$ 0
Employee stock options | from 29.01 to 32.36
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	108,268
Number of stock options vested (in shares) | shares	108,268
Fair value at grant date ($)	$ 807,000
Fair value vested ($)	807,000
Share-based compensation expense	$ 862,000
Employee stock options | from 29.01 to 32.36 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 29.01
Employee stock options | from 29.01 to 32.36 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 32.36
Employee stock options | from 46.00 to 50.92
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	26,500
Number of stock options vested (in shares) | shares	26,500
Fair value at grant date ($)	$ 539,000
Fair value vested ($)	539,000
Share-based compensation expense	$ 211,000
Employee stock options | from 46.00 to 50.92 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 46.00
Employee stock options | from 46.00 to 50.92 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 50.92
Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	134,768
Number of stock options vested (in shares) | shares	134,768
Fair value at grant date ($)	$ 1,346,000
Fair value vested ($)	1,346,000
Share-based compensation expense	$ 1,073,000